Exceptional items	6 Months Ended
Jun. 30, 2026
Exceptional items
Exceptional items

5.     Exceptional items

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Start-up related and other costs	1	3	2	5
Impairment - property, plant and equipment	—	10	—	10
Exceptional items – cost of sales	1	13	2	15
Transaction-related and other costs	3	1	6	2
Exceptional items – SG&A expenses	3	1	6	2
Exceptional finance expense	2	8	5	2
Exceptional items – finance expense	2	8	5	2
Exceptional income tax credit	(1)	(1)	(1)	(1)
Total exceptional items, net of tax	5	21	12	18

ss

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2026

A net charge of $12 million has been recognized as exceptional items in the six months ended June 30, 2026, primarily comprising:

●	$2 million start-up related and other costs, principally in Europe relating to the Group’s investment programs.
●	$6 million of transaction-related and other costs, primarily comprised of legal fees incurred in respect of litigation proceedings taken against a customer in the Americas which progressed to trial during the period (note 16), and professional advisory fees and other costs incurred in respect of the Group’s transformation initiatives.
●	$5 million exceptional finance expense relates to a loss on the movement in fair value of the Earnout Shares (note 12).
●	Tax credits of $1 million have been recognized in relation to the above items.

2025

A net charge of $18 million has been recognized as exceptional items in the six months ended June 30, 2025, primarily comprising:

●	$5 million start-up related and other costs in the Americas ($3 million) and in Europe ($2 million), principally relating to the Group’s investment programs.
●	$10 million impairment of property, plant and equipment relating to early-stage capital expenditure for a proposed greenfield site development in Europe. The project was deferred during the period resulting in certain of the initial costs incurred no longer being recoverable.
●	$2 million of transaction-related and other costs, primarily comprised of professional advisory fees and restructuring and other costs relating to transformation initiatives.
●	$2 million net exceptional finance expense relates to a loss on the movement in fair value of the Earnout Shares of $3 million, partly offset by foreign currency movements.
●	Tax credits of $1 million have been recognized in relation to the above items.